Equipment, Net (Schedule Of Equipment, Net) (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total equipment	$ 347,493	$ 347,493	$ 821,590
Less: Accumulated depreciation and amortization	(280,978)	(271,723)	(709,117)
Net carrying amount	66,515	75,770	112,473
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total equipment	67,650	67,650	82,686
Office And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total equipment	163,440	163,440	159,489
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Total equipment			447,653
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total equipment	$ 116,403	$ 116,403	$ 131,762